Note 18 - Subsequent Events (Details Textual) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 23, 2022	Feb. 27, 2025 CAD ($) shares	Nov. 30, 2024	Nov. 30, 2023	Feb. 27, 2025 $ / shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			2,763,234	3,700,000
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			106,050	82,500
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	635,000
Major ordinary share transactions [member] | U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		140,500
Exercisable period (Year)		5 years
Vesting period (Month)		18 months
Exercise price of outstanding share options (in dollars per share) | $ / shares					$ 10
Major ordinary share transactions [member] | U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		15,050
Major ordinary share transactions [member] | U.S. GoldMining Inc. [member] | Restricted stock units [member]
Statement Line Items [Line Items]
Vesting period (Month)		1 year
Exercise price of outstanding share options (in dollars per share) | $ / shares					$ 8.32
ATM program [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares		1,118,400
Issue of equity | $		$ 1,290
Payments for share issue costs | $		$ 30